[redacted]

Certnys

15007738

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
JUL - 9 2015
Washington, DC 20549

July 9, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the American depositary shares, each representing six ordinary shares of Jupai Holdings Limited, and Ordinary shares, par value US$ 0.0005 per share of Jupai Holdings Limited (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of the American Depositary Shares) pursuant to the requirements of the Securities and Exchange Commission), under the Exchange Act of 1934.

Sincerely,